Annual Fund Operating Expenses - First Trust Cboe Vest Buffered Allocation Growth ETF - First Trust Cboe Vest Buffered Allocation Growth ETF	Oct. 25, 2021
Operating Expenses:
Management Fees	0.20%
Distribution and Service (12b-1) Fees	none
Other Expenses	none	[1]
Acquired Fund Fees and Expenses	0.85%	[1]
Total Annual Fund Operating Expenses	1.05%

[1]	"Other Expenses" and "Aquired Fund Fees and Expenses" are estimates based on the expenses the Fund expects to incur for the current fiscal year.